Schedule of Investments (unaudited)
October 31, 2024
iShares® MSCI Intl Quality Factor ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 5.8%
Aristocrat Leisure Ltd.	526,290	$21,177,713
ASX Ltd.	302,440	12,880,015
BHP Group Ltd.	4,997,412	138,840,918
Brambles Ltd.	1,283,162	15,449,289
Cochlear Ltd.	33,220	6,150,300
Computershare Ltd.	611,239	10,566,763
Fortescue Ltd.	1,918,687	24,027,425
Goodman Group	1,338,472	31,962,031
Insurance Australia Group Ltd.	2,382,987	11,701,547
James Hardie Industries PLC(a)	426,790	13,611,720
Medibank Pvt Ltd.	4,520,269	10,623,456
Mirvac Group	2,849,093	3,982,849
Pro Medicus Ltd.(b)	57,607	7,297,383
QBE Insurance Group Ltd.	1,674,034	18,900,047
REA Group Ltd.	61,243	9,053,854
Rio Tinto Ltd.	319,529	25,088,622
Santos Ltd.	3,022,477	13,446,582
Stockland	2,115,567	7,154,046
Washington H Soul Pattinson & Co. Ltd.	234,492	5,138,488
Wesfarmers Ltd.	1,133,944	49,883,409
Woodside Energy Group Ltd.	1,623,280	25,547,902
		462,484,359
Austria — 0.2%
OMV AG	165,700	6,866,717
Verbund AG	148,451	12,225,564
		19,092,281
Belgium — 0.2%
Ageas SA	203,048	10,596,737
D'ieteren Group	16,374	3,544,918
Lotus Bakeries NV	297	3,893,108
		18,034,763
Canada — 7.1%
Agnico Eagle Mines Ltd.	329,704	28,458,237
Alimentation Couche-Tard Inc.	497,838	25,961,876
ARC Resources Ltd.	750,816	12,434,960
Canadian National Railway Co.	559,511	60,417,624
Canadian Pacific Kansas City Ltd.	803,528	61,986,528
CCL Industries Inc., Class B, NVS	94,863	5,533,647
CGI Inc.(a)	143,332	15,877,852
Constellation Software Inc./Canada	14,432	43,523,931
Franco-Nevada Corp.	98,646	13,094,232
Great-West Lifeco Inc.	403,034	13,523,718
iA Financial Corp. Inc.	142,213	11,586,629
IGM Financial Inc.	101,667	3,054,355
Imperial Oil Ltd.	239,680	17,885,411
Intact Financial Corp.	220,845	42,175,233
Manulife Financial Corp.	2,258,764	65,977,614
Power Corp. of Canada	609,584	19,267,994
Sun Life Financial Inc.	712,536	39,507,149
Suncor Energy Inc.	1,172,792	44,271,877
TFI International Inc.	56,505	7,561,731
TMX Group Ltd.	341,020	10,651,747
Toromont Industries Ltd.	77,786	6,871,604
Tourmaline Oil Corp.	361,601	16,670,498
		566,294,447
Denmark — 4.3%
Carlsberg A/S, Class B	69,394	7,668,985
Coloplast A/S, Class B	93,889	11,759,653
DSV A/S	128,369	28,100,673
Security	Shares	Value
Denmark (continued)
Novo Nordisk A/S, Class B	2,194,558	$246,152,575
Novonesis (Novozymes) B, Class B	336,634	21,154,669
Pandora A/S	72,242	10,922,710
Rockwool A/S, Class B	7,778	3,365,930
Tryg A/S	448,768	10,591,261
		339,716,456
Finland — 0.9%
Elisa OYJ	174,043	8,284,435
Fortum OYJ	554,095	8,181,057
Kesko OYJ, Class B	126,342	2,713,601
Kone OYJ, Class B	503,699	27,621,341
Metso OYJ	547,365	5,209,359
Neste OYJ	796,794	12,793,331
Orion OYJ, Class B	71,357	3,465,669
Wartsila OYJ Abp	353,044	6,761,652
		75,030,445
France — 8.5%
Air Liquide SA	379,911	68,118,519
Amundi SA(c)	59,318	4,300,795
AXA SA	2,013,250	75,592,072
Bureau Veritas SA	223,344	7,083,338
Euronext NV(c)	102,798	11,342,173
Hermes International SCA	37,551	85,344,063
Kering SA	53,307	13,314,514
La Francaise des Jeux SAEM(c)	143,733	6,143,902
Legrand SA	203,905	23,014,426
L'Oreal SA	192,020	72,040,165
LVMH Moet Hennessy Louis Vuitton SE	253,194	168,556,395
Publicis Groupe SA	214,815	22,831,254
Schneider Electric SE	407,639	105,598,331
STMicroelectronics NV	490,015	13,319,795
		676,599,742
Germany — 5.8%
Allianz SE, Registered	558,597	175,849,240
Bechtle AG	52,035	1,776,703
Beiersdorf AG	48,661	6,568,931
Brenntag SE	103,069	6,723,505
CTS Eventim AG & Co. KGaA	74,184	7,790,443
Deutsche Boerse AG	273,138	63,444,023
Deutsche Post AG, Registered	594,998	23,900,782
GEA Group AG	143,127	7,049,838
Hannover Rueck SE	83,617	21,957,312
Knorr-Bremse AG	61,800	5,097,936
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	191,945	98,156,872
Nemetschek SE	47,005	5,064,889
Rational AG	6,563	6,427,158
Rheinmetall AG	33,649	17,323,698
Scout24 SE(c)	76,159	6,579,017
Talanx AG(a)	67,695	5,217,131
		458,927,478
Hong Kong — 2.7%
CK Asset Holdings Ltd.	2,079,000	8,498,879
CK Infrastructure Holdings Ltd.	794,500	5,622,184
CLP Holdings Ltd.	1,933,500	16,424,303
Futu Holdings Ltd., ADR(a)	56,428	5,360,096
Hang Seng Bank Ltd.	930,000	11,375,928
Henderson Land Development Co. Ltd.	1,278,000	4,098,142
Hong Kong & China Gas Co. Ltd.	12,074,370	9,352,392
Hong Kong Exchanges & Clearing Ltd.	2,272,900	91,007,716
Power Assets Holdings Ltd.	1,911,000	12,729,679

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® MSCI Intl Quality Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Hong Kong (continued)
Sino Land Co. Ltd.	3,150,000	$3,152,387
SITC International Holdings Co. Ltd.	1,395,000	3,947,724
Sun Hung Kai Properties Ltd.	1,583,500	17,146,083
Techtronic Industries Co. Ltd.	1,108,500	16,034,946
Wharf Holdings Ltd. (The)	951,005	2,694,576
Wharf Real Estate Investment Co. Ltd.	1,348,000	4,052,884
		211,497,919
Ireland — 0.1%
Kingspan Group PLC	117,391	10,366,436
Israel — 0.7%
Bank Hapoalim BM	1,612,817	16,804,330
Bank Leumi Le-Israel BM	1,457,161	14,804,064
Check Point Software Technologies Ltd.(a)	102,970	17,835,434
Mizrahi Tefahot Bank Ltd.	181,387	7,479,055
		56,922,883
Italy — 2.3%
Ferrari NV	156,604	74,757,912
FinecoBank Banca Fineco SpA	1,109,290	17,708,854
Generali	1,168,381	32,394,762
Moncler SpA	200,226	11,124,052
Prysmian SpA	185,517	13,092,731
Recordati Industria Chimica e Farmaceutica SpA	64,009	3,631,744
Stellantis NV	1,586,083	21,733,023
Tenaris SA, NVS	444,438	7,322,325
		181,765,403
Japan — 12.7%
Advantest Corp.	541,600	31,358,425
Bandai Namco Holdings Inc.	412,400	8,646,426
Capcom Co. Ltd.	492,400	9,743,834
Chubu Electric Power Co. Inc.	698,000	8,023,620
Chugai Pharmaceutical Co. Ltd.	431,400	20,526,638
Daifuku Co. Ltd.	231,900	4,358,962
Daito Trust Construction Co. Ltd.	120,900	13,359,867
Daiwa House Industry Co. Ltd.	767,600	22,896,470
Disco Corp.	74,800	21,283,183
Fast Retailing Co. Ltd.	137,000	43,801,838
Hitachi Ltd.	3,460,500	86,944,578
Hoya Corp.	225,400	30,157,160
Japan Exchange Group Inc.	1,659,900	19,455,789
Japan Real Estate Investment Corp.	1,238	4,503,164
Japan Tobacco Inc.	547,500	15,284,804
Kansai Electric Power Co. Inc. (The)	814,300	13,058,992
KDDI Corp.	1,468,800	45,796,288
Kikkoman Corp.	343,500	4,030,198
Kobe Bussan Co. Ltd.	114,200	2,801,291
Konami Group Corp.	90,100	8,258,551
Lasertec Corp.	100,400	13,623,845
M3 Inc.	210,900	2,167,532
McDonald's Holdings Co. Japan Ltd.(b)	65,100	2,758,739
MonotaRO Co. Ltd.	306,700	4,626,980
MS&AD Insurance Group Holdings Inc.	1,843,100	40,768,136
Nexon Co. Ltd.	272,400	4,721,221
Nintendo Co. Ltd.	1,258,800	66,493,538
Nippon Building Fund Inc.	6,354	5,457,398
Nippon Prologis REIT Inc.	2,150	3,459,098
Nippon Telegraph & Telephone Corp.	24,334,900	23,479,155
Nissin Foods Holdings Co. Ltd.	101,600	2,735,777
Nitori Holdings Co. Ltd.	55,200	7,029,973
Nitto Denko Corp.	423,200	6,963,218
Nomura Research Institute Ltd.	246,500	7,373,653
Security	Shares	Value
Japan (continued)
Obic Co. Ltd.	211,100	$6,898,203
Ono Pharmaceutical Co. Ltd.	215,500	2,691,635
Oracle Corp./Japan	47,200	4,515,298
Osaka Gas Co. Ltd.	458,900	9,833,606
Recruit Holdings Co. Ltd.	1,237,400	75,558,766
Secom Co. Ltd.	265,900	9,456,171
Sekisui Chemical Co. Ltd.	237,000	3,344,757
Sekisui House Ltd.	374,200	9,037,512
SG Holdings Co. Ltd.	231,100	2,317,551
Shimano Inc.	48,600	7,139,807
Shin-Etsu Chemical Co. Ltd.	1,206,200	44,199,923
Shionogi & Co. Ltd.	341,600	4,878,985
SMC Corp.	39,600	16,812,028
Sompo Holdings Inc.	1,405,300	30,128,336
Tokio Marine Holdings Inc.	2,782,600	100,218,499
Tokyo Electron Ltd.	392,800	57,801,679
Tokyo Gas Co. Ltd.	398,600	9,834,612
Unicharm Corp.	210,800	6,797,235
ZOZO Inc.	182,900	5,930,615
		1,013,343,559
Netherlands — 6.4%
Adyen NV(a)(c)	39,390	60,174,487
ASM International NV	39,412	22,011,884
ASML Holding NV	403,837	271,835,218
ASR Nederland NV	158,219	7,499,422
BE Semiconductor Industries NV	77,659	8,266,499
IMCD NV	38,678	6,149,456
Koninklijke KPN NV	3,446,328	13,469,233
Prosus NV	1,004,623	42,339,704
Randstad NV	93,415	4,307,126
Universal Music Group NV	1,187,293	29,879,620
Wolters Kluwer NV	243,788	40,976,759
		506,909,408
New Zealand — 0.1%
Fisher & Paykel Healthcare Corp. Ltd.	271,184	5,811,770
Spark New Zealand Ltd.	2,207,226	3,829,507
		9,641,277
Norway — 0.6%
Aker BP ASA	320,013	6,847,532
Equinor ASA	982,630	23,349,446
Gjensidige Forsikring ASA	323,322	5,834,387
Kongsberg Gruppen ASA	90,928	9,492,082
Orkla ASA	313,546	2,896,709
		48,420,156
Portugal — 0.1%
Jeronimo Martins SGPS SA	183,224	3,561,525
Singapore — 1.8%
CapitaLand Ascendas REIT	3,511,800	7,116,689
DBS Group Holdings Ltd.	2,221,880	64,422,954
Oversea-Chinese Banking Corp. Ltd.	4,267,700	48,963,760
Sembcorp Industries Ltd.(b)	1,123,300	4,261,628
Singapore Exchange Ltd.	1,863,200	15,965,737
		140,730,768
Spain — 2.5%
Iberdrola SA	6,894,178	102,409,787
Industria de Diseno Textil SA	1,247,622	71,132,725
Redeia Corp. SA	120,954	2,239,543
Repsol SA	1,532,710	19,187,026
		194,969,081

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® MSCI Intl Quality Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Sweden — 4.6%
Alfa Laval AB	239,184	$10,588,607
Assa Abloy AB, Class B	683,639	21,413,439
Atlas Copco AB, Class A	3,585,895	59,179,491
Atlas Copco AB, Class B	2,082,076	30,272,761
Boliden AB	152,487	4,770,424
Epiroc AB, Class A	695,769	13,588,573
Epiroc AB, Class B	443,782	7,645,043
EQT AB	399,370	11,586,924
Essity AB, Class B	329,258	9,295,635
Evolution AB(c)	222,939	21,078,171
Industrivarden AB, Class A	141,990	4,897,341
Industrivarden AB, Class C	227,973	7,835,879
Indutrade AB	257,449	7,005,381
Investment AB Latour, Class B	109,025	3,009,275
Investor AB, Class B	2,261,255	64,002,684
Lifco AB, Class B	218,995	6,534,353
Nibe Industrier AB, Class B(b)	1,106,468	5,364,756
Sandvik AB	859,886	16,925,644
SKF AB, Class B	260,164	4,934,772
Volvo AB, Class A	212,057	5,564,157
Volvo AB, Class B	1,833,226	47,749,699
		363,243,009
Switzerland — 15.1%
ABB Ltd., Registered	1,801,567	100,115,059
Baloise Holding AG, Registered	51,054	9,770,679
Barry Callebaut AG, Registered	1,714	3,006,162
BKW AG	31,504	5,535,251
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	585	6,900,783
Chocoladefabriken Lindt & Spruengli AG, Registered	49	5,706,992
Cie Financiere Richemont SA, Class A, Registered	416,179	60,595,814
Clariant AG, Registered	106,533	1,480,551
EMS-Chemie Holding AG, Registered	7,373	5,670,275
Geberit AG, Registered	42,740	26,776,105
Givaudan SA, Registered	6,688	31,750,934
Helvetia Holding AG, Registered	52,630	8,889,790
Holcim AG	303,336	29,787,800
Kuehne + Nagel International AG, Registered	61,769	15,419,943
Logitech International SA, Registered	129,225	10,581,169
Nestle SA, Registered	2,201,890	208,062,322
Novartis AG, Registered	1,273,576	138,190,955
Partners Group Holding AG	47,562	65,437,159
Roche Holding AG, Bearer	26,737	9,086,902
Roche Holding AG, NVS	576,375	178,620,583
Schindler Holding AG, Participation Certificates, NVS	38,438	11,186,537
Schindler Holding AG, Registered	21,709	6,189,067
Sika AG, Registered	107,709	29,998,801
Sonova Holding AG, Registered	38,745	14,178,249
Straumann Holding AG	90,839	11,976,154
Swiss Re AG	374,169	47,776,636
Swisscom AG, Registered	24,575	14,973,082
VAT Group AG(c)	29,054	12,097,908
Zurich Insurance Group AG	224,058	132,105,660
		1,201,867,322
United Kingdom — 16.8%
3i Group PLC	1,128,970	46,296,487
Admiral Group PLC	472,581	15,637,962
Ashtead Group PLC	354,770	26,539,520
AstraZeneca PLC	1,112,844	158,350,563
Auto Trader Group PLC(c)	1,485,493	16,039,597
BAE Systems PLC	2,498,476	40,268,716
Security	Shares	Value
United Kingdom (continued)
Berkeley Group Holdings PLC	85,362	$4,871,171
Bunzl PLC	288,162	12,686,208
Centrica PLC	6,868,961	10,398,098
Coca-Cola HBC AG, Class DI	119,344	4,176,213
Compass Group PLC	1,641,047	53,295,327
Croda International PLC	72,555	3,481,463
Diageo PLC	1,569,202	48,459,732
Experian PLC	623,008	30,406,406
GSK PLC	3,117,368	56,295,227
Halma PLC	247,191	7,896,688
Hargreaves Lansdown PLC	836,563	11,740,179
Hikma Pharmaceuticals PLC	98,059	2,348,492
Imperial Brands PLC	725,649	21,898,663
Intertek Group PLC	167,266	10,041,236
JD Sports Fashion PLC	2,599,804	4,168,750
Land Securities Group PLC	673,687	5,232,316
London Stock Exchange Group PLC	527,985	71,560,895
Mondi PLC, NVS	264,088	4,276,431
Next PLC	123,848	15,668,577
Persimmon PLC	203,323	3,853,230
Prudential PLC	3,034,750	25,263,835
Reckitt Benckiser Group PLC	546,310	33,141,375
RELX PLC	1,956,024	89,702,654
Rio Tinto PLC	937,399	60,582,233
Sage Group PLC (The)	668,884	8,359,560
Schroders PLC	1,041,602	4,615,167
Segro PLC	1,166,619	11,820,627
Shell PLC	6,347,254	211,917,883
Smiths Group PLC	269,435	5,316,716
Spirax Group PLC	58,103	4,849,882
SSE PLC	1,698,226	38,589,460
Unilever PLC	2,214,648	135,098,088
Wise PLC, Class A(a)	1,140,349	10,401,290
WPP PLC	1,145,965	12,045,154
		1,337,592,071
Total Common Stocks — 99.3% (Cost: $6,800,167,142)		7,897,010,788
Preferred Stocks
Germany — 0.1%
Dr Ing hc F Porsche AG, Preference Shares, NVS(c)	123,453	8,686,201
Total Preferred Stocks — 0.1% (Cost: $13,999,737)		8,686,201
Warrants
Canada — 0.0%
Constellation Software Inc. (Issued 08/29/23, 1 Share for 1 Warrant, Expires 03/31/40, Strike Price CAD 11.50)(a)(d)	15,091	—
Total Warrants — 0.0% (Cost: $—)		—
Total Long-Term Investments — 99.4% (Cost: $6,814,166,879)		7,905,696,989

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® MSCI Intl Quality Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Short-Term Securities
Money Market Funds — 0.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.01%(e)(f)(g)	8,262,343	$8,268,126
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.83%(e)(f)	2,170,000	2,170,000
Total Short-Term Securities — 0.1% (Cost: $10,435,887)		10,438,126
Total Investments — 99.5% (Cost: $6,824,602,766)		7,916,135,115
Other Assets Less Liabilities — 0.5%		42,179,974
Net Assets — 100.0%		$7,958,315,089

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/24	Shares Held at 10/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$9,390,242	$—	$(1,124,173)(a)	$(163)	$2,220	$8,268,126	8,262,343	$11,169 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,180,000	—	(10,000)(a)	—	—	2,170,000	2,170,000	17,431	—
				$(163)	$2,220	$10,438,126		$28,600	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	52	12/12/24	$9,062	$151,520
SPI 200 Index	63	12/19/24	8,413	(75,573)
Euro STOXX 50 Index	406	12/20/24	21,363	(297,028)
FTSE 100 Index	113	12/20/24	11,856	(271,830)
				$(492,911)

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® MSCI Intl Quality Factor ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement of the date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$685,145,687	$7,211,865,101	$—	$7,897,010,788
Preferred Stocks	—	8,686,201	—	8,686,201
Warrants	—	—	—	—
Short-Term Securities
Money Market Funds	10,438,126	—	—	10,438,126
	$695,583,813	$7,220,551,302	$—	$7,916,135,115
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$151,520	$—	$151,520
Liabilities
Equity Contracts	—	(644,431)	—	(644,431)
	$—	$(492,911)	$—	$(492,911)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Abbreviation
CAD	Canadian Dollar

Portfolio Abbreviation
ADR	American Depositary Receipt
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust